Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) (Tables)	12 Months Ended
Dec. 31, 2021
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Condensed Consolidated Statement of Financial Position
Condensed Consolidated Statement of Financial Position

As at December 31, 2021	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$78	$116,705	$310,679	$(364)	$427,098
Investments in unconsolidated subsidiaries	68,655	9,107	20,788	(98,550)	–
Reinsurance assets	–	63,838	11,309	(30,568)	44,579
Other assets	211	18,085	49,956	(22,074)	46,178
Segregated funds net assets	–	204,493	197,220	(1,925)	399,788
Total assets	$68,944	$412,228	$589,952	$(153,481)	$917,643
Liabilities and equity
Insurance contract liabilities	$–	$166,535	$257,044	$(31,304)	$392,275
Investment contract liabilities	–	1,227	1,890	–	3,117
Other liabilities	899	21,806	50,836	(21,809)	51,732
Long-term debt	4,882	–	–	–	4,882
Capital instruments	4,755	579	1,646	–	6,980
Segregated funds net liabilities	–	204,493	197,220	(1,925)	399,788
Shareholders’ and other equity holders’ equity	58,408	17,588	80,855	(98,443)	58,408
Participating policyholders’ equity	–	–	(1,233)	–	(1,233)
Non-controlling interests	–	–	1,694	–	1,694
Total liabilities and equity	$68,944	$412,228	$589,952	$(153,481)	$917,643
Condensed Consolidated Statement of Financial Position

As at December 31, 2020	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$47	$112,735	$298,524	$(329)	$410,977
Investments in unconsolidated subsidiaries	64,209	8,078	17,194	(89,481)	–
Reinsurance assets	–	65,731	11,172	(31,067)	45,836
Other assets	210	25,489	52,648	(22,247)	56,100
Segregated funds net assets	–	191,955	178,224	(2,743)	367,436
Total assets	$64,466	$403,988	$557,762	$(145,867)	$880,349
Liabilities and equity
Insurance contract liabilities	$–	$167,453	$249,909	$(31,808)	$385,554
Investment contract liabilities	–	1,208	2,081	(1)	3,288
Other liabilities	718	25,594	52,761	(22,001)	57,072
Long-term debt	6,164	–	–	–	6,164
Capital instruments	5,249	584	1,996	–	7,829
Segregated funds net liabilities	–	191,955	178,224	(2,743)	367,436
Shareholders’ equity	52,335	17,194	72,120	(89,314)	52,335
Participating policyholders’ equity	–	–	(784)	–	(784)
Non-controlling interests	–	–	1,455	–	1,455
Total liabilities and equity	$64,466	$403,988	$557,762	$(145,867)	$880,349

Condensed Consolidated Statement of Income
Condensed Consolidated Statement of Income

For the year ended December 31, 2021	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$7,782	$37,563	$(1,001)	$44,344
Premiums ceded to reinsurers	–	(3,243)	(3,031)	995	(5,279)
Net premium income	–	4,539	34,532	(6)	39,065
Net investment income (loss)	530	3,779	8,440	(1,125)	11,624
Other revenue	33	2,042	9,605	(548)	11,132
Total revenue	563	10,360	52,577	(1,679)	61,821
Contract benefits and expenses
Net benefits and claims	–	6,478	28,467	877	35,822
Commissions, investment and general expenses	12	3,451	14,419	(1,436)	16,446
Other expenses	390	212	1,946	(1,120)	1,428
Total contract benefits and expenses	402	10,141	44,832	(1,679)	53,696
Income (loss) before income taxes	161	219	7,745	–	8,125
Income tax (expense) recovery	(28)	115	(1,300)	–	(1,213)
Income (loss) after income taxes	133	334	6,445	–	6,912
Equity in net income (loss) of unconsolidated subsidiaries	6,972	1,218	1,552	(9,742)	–
Net income (loss)	$7,105	$1,552	$7,997	$(9,742)	$6,912
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$255	$–	$255
Participating policyholders	–	(4)	(448)	4	(448)
Shareholders and other equity holders	7,105	1,556	8,190	(9,746)	7,105
	$7,105	$1,552	$7,997	$(9,742)	$6,912
Condensed Consolidated Statement of Income

For the year ended December 31, 2020	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$8,057	$34,459	$(1,108)	$41,408
Premiums ceded to reinsurers	–	(6,585)	(3,014)	1,108	(8,491)
Net premium income	–	1,472	31,445	–	32,917
Net investment income (loss)	542	14,204	21,727	(1,073)	35,400
Other revenue	5	2,869	12,884	(5,167)	10,591
Total revenue	547	18,545	66,056	(6,240)	78,908
Contract benefits and expenses
Net benefits and claims	–	14,804	44,293	(3,862)	55,235
Commissions, investment and general expenses	17	3,146	13,573	(1,396)	15,340
Other expenses	434	230	1,880	(982)	1,562
Total contract benefits and expenses	451	18,180	59,746	(6,240)	72,137
Income (loss) before income taxes	96	365	6,310	–	6,771
Income tax (expense) recovery	(26)	54	(1,223)	–	(1,195)
Income (loss) after income taxes	70	419	5,087	–	5,576
Equity in net income (loss) of unconsolidated subsidiaries	5,801	1,344	1,763	(8,908)	–
Net income (loss)	$5,871	$1,763	$6,850	$(8,908)	$5,576
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$250	$–	$250
Participating policyholders	–	–	(545)	–	(545)
Shareholders	5,871	1,763	7,145	(8,908)	5,871
	$5,871	$1,763	$6,850	$(8,908)	$5,576

Consolidated Statement of Cash Flows
Consolidated Statement of Cash Flows

For the year ended December 31, 2021	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$7,105	$1,552	$7,997	$(9,742)	$6,912
Adjustments:
Equity in net income of unconsolidated subsidiaries	(6,972)	(1,218)	(1,552)	9,742	–
Increase (decrease) in insurance contract liabilities	–	(562)	11,281	–	10,719
Increase (decrease) in investment contract liabilities	–	50	(6)	–	44
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	1,544	(790)	–	754
Amortization of (premium) discount on invested assets	–	57	124	–	181
Other amortization	16	124	389	–	529
Net realized and unrealized (gains) losses and impairment on assets	62	1,533	3,229	–	4,824
Deferred income tax expense (recovery)	34	190	(351)	–	(127)
Stock option expense	–	(2)	11	–	9
Cash provided by (used in) operating activities before undernoted items	245	3,268	20,332	–	23,845
Dividends from unconsolidated subsidiary	5,000	489	742	(6,231)	–
Changes in policy related and operating receivables and payables	(22)	424	(1,092)	–	(690)
Cash provided by (used in) operating activities	5,223	4,181	19,982	(6,231)	23,155
Investing activities
Purchases and mortgage advances	–	(31,746)	(89,219)	–	(120,965)
Disposals and repayments	–	27,194	69,534	–	96,728
Changes in investment broker net receivables and payables	–	(202)	16	–	(186)
Investment in common shares of subsidiaries	(3,700)	–	–	3,700	–
Net cash flows from acquisition and disposal of subsidiaries and businesses	–	–	(19)	–	(19)
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	1	–	(1)	–
Notes receivable from parent	–	–	(129)	129	–
Notes receivable from subsidiaries	(13)	–	–	13	–
Cash provided by (used in) investing activities	(3,713)	(4,754)	(19,817)	3,842	(24,442)
Financing activities
Redemption of long-term debt	(1,250)	–	–	–	(1,250)
Redemption of capital instruments	(468)	–	(350)	–	(818)
Secured borrowings	–	–	26	–	26
Change in repurchase agreements and securities sold but not yet purchased	–	–	186	–	186
Changes in deposits from Bank clients, net	–	–	(164)	–	(164)
Lease payments	–	(7)	(117)	–	(124)
Shareholders’ dividends and other equity distributions	(2,500)	–	–	–	(2,500)
Common shares issued, net	51	–	3,700	(3,700)	51
Preferred shares and other equity issued, net	3,171	–	–	–	3,171
Preferred shares redeemed, net	(612)	–	–	–	(612)
Contributions from (distributions to) non-controlling interests, net	–	–	(13)	–	(13)
Dividends paid to parent	–	(742)	(5,489)	6,231	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(1)	1	–
Notes payable to parent	–	–	13	(13)	–
Notes payable to subsidiaries	129	–	–	(129)	–
Cash provided by (used in) financing activities	(1,479)	(749)	(2,208)	2,389	(2,047)
Cash and short-term securities
Increase (decrease) during the year	31	(1,322)	(2,043)	–	(3,334)
Effect of foreign exchange rate changes on cash and short-term securities	–	(20)	(299)	–	(319)
Balance, beginning of year	47	4,907	20,629	–	25,583
Balance, end of year	78	3,565	18,287	–	21,930
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	47	5,213	20,907	–	26,167
Net payments in transit, included in other liabilities	–	(306)	(278)	–	(584)
Net cash and short-term securities, beginning of year	47	4,907	20,629	–	25,583
End of year
Gross cash and short-term securities	78	4,087	18,429	–	22,594
Net payments in transit, included in other liabilities	–	(522)	(142)	–	(664)
Net cash and short-term securities, end of year	$78	$3,565	$18,287	$–	$21,930
Supplemental disclosures on cash flow information:
Interest received	$499	$4,112	$7,847	$(1,082)	$11,376
Interest paid	396	73	1,594	(1,082)	981
Income taxes paid (refund)	–	(118)	689	–	571

Consolidated Statement of Cash Flows

For the year ended December 31, 2020	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$5,871	$1,763	$6,850	$(8,908)	$5,576
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,801)	(1,344)	(1,763)	8,908	–
Increase (decrease) in insurance contract liabilities	–	11,937	25,045	–	36,982
Increase (decrease) in investment contract liabilities	–	48	130	–	178
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	(3,133)	759	–	(2,374)
Amortization of (premium) discount on invested assets	–	54	100	–	154
Other amortization	7	145	504	–	656
Net realized and unrealized (gains) losses and impairment on assets	1	(9,420)	(13,102)	–	(22,521)
Deferred income tax expense (recovery)	25	(784)	1,039	–	280
Stock option expense	–	3	11	–	14
Cash provided by (used in) operating activities before undernoted items	103	(731)	19,573	–	18,945
Dividends from unconsolidated subsidiary	3,000	411	1,270	(4,681)	–
Changes in policy related and operating receivables and payables	91	8,459	(7,447)	–	1,103
Cash provided by (used in) operating activities	3,194	8,139	13,396	(4,681)	20,048
Investing activities
Purchases and mortgage advances	–	(34,392)	(77,589)	–	(111,981)
Disposals and repayments	–	29,635	69,215	–	98,850
Changes in investment broker net receivables and payables	–	(431)	(586)	–	(1,017)
Investment in common shares of subsidiaries	(4,483)	–	–	4,483	–
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	22	–	(22)	–
Notes receivable from parent	–	–	1,501	(1,501)	–
Notes receivable from subsidiaries	1,494	–	–	(1,494)	–
Cash provided by (used in) investing activities	(2,989)	(5,167)	(7,459)	1,467	(14,148)
Financing activities
Issue of long-term debt, net	2,455	–	–	–	2,455
Redemption of long-term debt	(652)	–	–	–	(652)
Issue of capital instruments, net	1,990	–	–	–	1,990
Redemption of capital instruments	–	–	(1,250)	–	(1,250)
Secured borrowings	–	709	667	–	1,376
Change in repurchase agreements and securities sold but not yet purchased	–	–	24	–	24
Changes in deposits from Bank clients, net	–	–	(579)	–	(579)
Lease payments	–	(9)	(125)	–	(134)
Shareholders’ dividends paid in cash	(2,340)	–	–	–	(2,340)
Contributions from (distributions to) non-controlling interests, net	–	–	(10)	–	(10)
Common shares repurchased	(253)	–	–	–	(253)
Common shares issued, net	36	–	4,483	(4,483)	36
Dividends paid to parent	–	(1,270)	(3,411)	4,681	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(22)	22	–
Notes payable to parent	–	–	(1,494)	1,494	–
Notes payable to subsidiaries	(1,501)	–	–	1,501	–
Cash provided by (used in) financing activities	(265)	(570)	(1,716)	3,214	663
Cash and short-term securities
Increase (decrease) during the year	(60)	2,402	4,221	–	6,563
Effect of foreign exchange rate changes on cash and short-term securities	85	(59)	(554)	–	(528)
Balance, beginning of year	22	2,564	16,962	–	19,548
Balance, end of year	47	4,907	20,629	–	25,583
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	22	3,058	17,220	–	20,300
Net payments in transit, included in other liabilities	–	(494)	(258)	–	(752)
Net cash and short-term securities, beginning of year	22	2,564	16,962	–	19,548
End of year
Gross cash and short-term securities	47	5,213	20,907	–	26,167
Net payments in transit, included in other liabilities	–	(306)	(278)	–	(584)
Net cash and short-term securities, end of year	$47	$4,907	$20,629	$–	$25,583
Supplemental disclosures on cash flow information:
Interest received	$522	$4,334	$7,992	$(1,112)	$11,736
Interest paid	426	109	1,765	(1,112)	1,188
Income taxes paid (refund)	(2)	721	639	–	1,358